Related Party Transactions	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Related Party Transactions

16.	Related Party Transactions

Related parties and related party transactions impacting the accompanying financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers.

Key management personnel compensation is comprised of:

	For the three months ended		For the six months ended
	August 31, 2026 $	August 31, 2025 $	August 31, 2026 $	August 31, 2025 $
Share based compensation	722,137	198,820	1,533,069	436,376
Financing fees	—	232,804	—	332,578
Management fees	45,500	—	71,000	—
	767,637	431,624	1,604,069	768,954

There are no amounts owed to related parties as of August 31, 2026.

The financing fees relate to the amortization of a prepaid financing expense arising from warrants issued to key management personnel and directors in connection with a $2.1 million revolving credit facility entered into on December 29, 2023. The vested warrants had a fair value of $798,188, which was capitalized as a prepaid financing expense and amortized over the term of the facility. As the facility expired on December 29, 2025 without being utilized, the remaining unamortized balance was fully expensed during the year ended February 28, 2026.

On March 1, 2026, the Company granted 1,281,000 RSUs to directors and management. The RSUs vest as follows: (i) 640,500 on August 31, 2026; and (ii) 640,500 on February 28, 2027.

On July 10, 2026, the Company granted 51,134 RSUs to a director, The RSUs vest as follows: (i) 11,134 on August 31, 2026; and (ii) 40,000 on February 28, 2027. On the same date, the director was granted 300,000 options with an exercise price of $2.00 per share. The options vest at a rate of 25% every 6 months for two years following the date of grant and expire on December 29, 2028.